UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form 13F

                                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
	This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Tomohiko Masuda
Title: President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________		New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 296,368
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

								FORM 13F INFORMATION TABLE
							NAME OF REPORTING MANAGER:  NLI INTERNATIONAL INC.

Column 1			Column 2     Column 3	Column 4   Column 5	      Column 6    Column 7  Column 8


Name of 			Title of     Cusip	Value 	   Amount and Type   Investment  Other	   Voting
Issuer				Class	     Number	($1,000)   of Security	     Discretion  Managers  Authority
													   (Shares)
								 Shares or
								 Principal   SH/PUT			 Sole Share None
								 Amount     PRN CALL

ACE LTD				SHS	   H0023R105	2,715	 67,200		SH	SOLE		 67,200
TRANSOCEAN LTD			REG SHS	   H8817H100	4,540	 77,161		SH	SOLE		 77,161
AT&T INC			COM	   00206R102	4,932	195,700		Sh	SOLE		195,700
ABBOTT LABS			COM	   2824100	8,234	172,600		SH	SOLE		172,600
AFFILIATED COMPUTER SERVICES	CL A	   8190100	4,453	 93,000		SH	SOLE		 93,000
AMAZON COM INC			COM	   23135106	2,703	 36,800		SH	SOLE		 36,800
APPLE INC			COM	   37833100	1,850	 17,600		SH	SOLE		 17,600
APPLIED MATLS INC		COM	   38222105	  873 	 81,200		SH	SOLE		 81,200
AVON PRODS INC			COM	   54303102	  748 	 38,900		SH	SOLE		 38,900
BANK OF NEW YORK MELLON CORP	COM	   64058100	5,856	207,300		SH	SOLE		207,300
BAXTER INTL INC			COM	   71813109	6,105	119,200		SH	SOLE		119,200
BECTON DICKINSON & CO		COM	   75887109	1,526	 22,700		SH	SOLE		 22,700
BIOGEN IDEC INC			COM	   09062X103	2,815	 53,700		SH	SOLE		 53,700
CVS CAREMARK CORPORATION	COM	   126650100	1,936	 70,400		SH	SOLE		 70,400
CLOROX CO DEL			COM	   189054109	5,205	101,100		SH	SOLE		101,100
COMCAST CORP NEW		CL A	   20030N101	4,336	317,900		SH	SOLE		317,900
CONAGRA FOODS INC		COM	   205887102	  656 	 38,900		SH	SOLE		 38,900
CORNING INC			COM	   219350105	2,692	202,900		SH	SOLE		202,900
DEERE & CO			COM	   244199105	3,480	105,900		SH	SOLE		105,900
DEVON ENERGY CORP NEW		COM	   25179M103	  568 	 12,700		SH	SOLE		 12,700
EXELON CORP			COM	   30161N101	5,633	124,100		SH	SOLE		124,100
EXXON MOBIL CORP		COM	   30231G102   16,242	238,500		SH	SOLE		238,500
FIRST SOLAR INC			COM	   336433107	4,367	 32,900		SH	SOLE		 32,900
FREEPORT-MCMORAN COPPER & GO	COM	   35671D857	2,385	 62,600		SH	SOLE		 62,600
GAMESTOP CORP NEW		CL A	   36467W109	5,424	193,600		SH	SOLE		193,600
GENERAL ELECTRIC CO		COM	   369604103	2,617	258,800		SH	SOLE		258,800
GENZYME CORP			COM	   372917104	5,245	 88,300		SH	SOLE		 88,300
GILEAD SCIENCES INC		COM	   375558103	3,274	 70,700		SH	SOLE		 70,700
GOLDMAN SACHS GROUP INC		COM	   38141G104	1,760	 16,600		SH	SOLE		 16,600
GOOGLE INC			CL A	   38259P508	8,510	 24,450		SH	SOLE		 24,450
GRAINGER W W INC		COM	   384802104	  758 	 10,800		SH	SOLE		 10,800
HEINZ H J CO			COM	   423074103	4,447   134,500		SH	SOLE		134,500
HEWLETT PACKARD CO		COM	   428236103	8,294	258,700		SH	SOLE		258,700
INTEL CORP			COM	   458140100	6,007	399,100		SH	SOLE		399,100
JPMORGAN CHASE & CO		COM	   46625H100   11,068	416,400		SH	SOLE		416,400
JOHNSON & JOHNSON		COM	   478160104	7,290	138,600 	SH	SOLE		138,600
LOCKHEED MARTIN CORP		COM	   539830109	2,754	 39,900		SH	SOLE		 39,900
MARATHON OIL CORP		COM	   565849106	2,413	 91,800		SH	SOLE		 91,800
MCDONALDS CORP			COM	   580135101	7,711	141,300		SH	SOLE		141,300
MERCK & CO INC			COM	   589331107	3,932	147,000		SH	SOLE		147,000
METLIFE INC			COM	   59156R108	2,935	128,900		SH	SOLE		128,900
MICROSOFT CORP			COM	   594918104	2,612	142,200		SH	SOLE		142,200
MICRON TECHNOLOGY INC		COM	   595112103	1,354	333,500		SH	SOLE		333,500
MONSANTO CO NEW			COM	   61166W101	4,462	 53,700		SH	SOLE		 53,700
MOODYS CORP			COM	   615369105	3,468	151,300		SH	SOLE		151,300
MORGAN STANLEY			COM NEW	   617446448	3,695	162,300		SH	SOLE		162,300
MOTOROLA INC			COM	   620076109	2,051	484,900		SH	SOLE		484,900
NII HLDGS INC			CL B NEW   62913F201	  389 	 25,900		SH	SOLE		 25,900
NEWS CORP			CL A	   65248E104	4,774	721,000		SH	SOLE		721,000
NIKE INC			CL B	   654106103	  624 	 13,300		SH	SOLE		 13,300
NORFOLK SOUTHERN CORP		COM	   655844108	1,390	 41,200		SH	SOLE		 41,200
OCCIDENTAL PETE CORP DEL	COM	   674599105	6,917	124,300		SH	SOLE		124,300
ORACLE CORP			COM	   68389X105	1,957	108,300		SH	SOLE		108,300
PEABODY ENERGY CORP		COM	   704549104	  503 	 20,100		SH	SOLE		 20,100
PEPSICO INC			COM	   713448108	6,671	129,600		SH	SOLE		129,600
PHILIP MORRIS INTL INC		COM	   718172109	5,852	164,500		SH	SOLE		164,500
PRAXAIR INC			COM	   74005P104	2,758	 41,000		SH	SOLE		 41,000
PRECISION CASTPARTS CORP	COM	   740189105	2,222	 37,100		SH	SOLE		 37,100
PROCTER & GAMBLE CO		COM	   742718109	3,847	 81,700		SH	SOLE		 81,700
QUALCOMM INC			COM	   747525103   10,887	279,800		SH	SOLE		279,800
ROPER INDS INC NEW		COM	   776696106	2,327	 54,800		SH	SOLE		 54,800
SCHERING PLOUGH CORP		COM	   806605101	1,128	 47,900 	SH	SOLE		 47,900
SCHLUMBERGER LTD		COM	   806857108	3,367	 82,900		SH	SOLE		 82,900
SEMPRA ENERGY			COM	   816851109	1,868	 40,400		SH	SOLE		 40,400
SOUTHERN CO			COM	   842587107	3,856	125,900		SH	SOLE		125,900
SPRINT NEXTEL CORP		COM SER   1852061100	1,933	541,400		SH	SOLE		541,400
TJX COS INC NEW			COM	   872540109	1,269	 49,500		SH	SOLE		 49,500
THERMO FISHER SCIENTIFIC INC	COM	   883556102	5,061	141,900		SH	SOLE		141,900
US BANCORP DEL			COM NEW	   902973304	3,033	207,600		SH	SOLE		207,600
UNITED TECHNOLOGIES CORP	COM	   913017109	5,235	121,800		SH	SOLE		121,800
UNITEDHEALTH GROUP INC		COM	   91324P102	  933 	 44,600		SH	SOLE		 44,600
VERIZON COMMUNICATIONS INC	COM	   92343V104	4,389	145,300		SH	SOLE		145,300
VISA INC			COM CL A   92826C839	3,258	 58,600		SH	SOLE		 58,600
WAL MART STORES INC		COM	   931142103	8,065   154,800		SH	SOLE		154,800
XTO ENERGY INC			COM	   98385X106	4,924	160,800		SH	SOLE		160,800


  GRAND TOTAL					      296,368